Stock and Incentive Programs - Performance Restricted Stock - Narrative (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 13	$ 8	$ 6
Performance Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted to certain executive officers		44,760	266,072
Shares vested to certain executive officers	88,687	89,000
Potential payout for awards		44,760	266,072
Share-based compensation		$ 3	$ 1
Unrecognized share-based compensation cost		$ 5
Unrecognized compensation expense, weighted average period of recognition		1 year 9 months 18 days
Performance Restricted Stock | October 1, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage on achievement of performance target		33.33%
Performance Restricted Stock | October 1, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage on achievement of performance target		33.33%
Performance Restricted Stock | October 1, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage on achievement of performance target		33.33%